Deferred tax (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Summary of Reconciliation of Net Deferred Tax Assets/(Liabilities)

Net deferred tax (liabilities)/assets comprise:

	Stock relief £m	Excess of capital allowances over depreciation £m	Tax losses £m	Undistributed earnings of associates and subsidiaries £m	Retirement benefits £m	Trademarks £m	Other temporary differences £m	Total £m

1 January 2019	(70)	(210)	105	(281)	222	(18,246)	1,048	(17,432)
Differences on exchange	4	11	(2)	15	(9)	701	(40)	680

Subsidiaries acquired (note 23)	–	–	–	–	–	(4)	–	(4)

Credited/(charged) to the income statement	21	(9)	(24)	(52)	(15)	92	(68)	(55)

(Charged)/credited relating to changes in tax rates	–	–	–	–	(1)	49	(1)	47

Credited to other comprehensive income	–	–	–	–	82	–	56	138

31 December 2019	(45)	(208)	79	(318)	279	(17,408)	995	(16,626)

31 December 2017	(91)	(174)	113	(241)	264	(17,323)	656	(16,796)

Accounting policy change (IFRS 9) (note 30)	–	–	–	–	–	–	7	7

Revised 1 January 2018	(91)	(174)	113	(241)	264	(17,323)	663	(16,789)

Differences on exchange	(7)	(10)	4	6	15	(1,066)	47	(1,011)

Subsidiaries acquired (note 23)	–	–	–	–	–	(3)	4	1

Credited/(charged) to the income statement	27	(16)	(11)	(46)	(36)	67	319	304

Credited/(charged) relating to changes in tax rates	1	(10)	(1)	–	4	79	(3)	70

(Charged)/credited to other comprehensive income	–	–	–	–	(25)	–	18	(7)

31 December 2018	(70)	(210)	105	(281)	222	(18,246)	1,048	(17,432)